Schedule of Share-based Payment Award, Warrant Liability, Valuation Assumptions (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2013 Y	Jan. 31, 2013 Y
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 1		99.80%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 2		0.00%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 3		3.59
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 4		0.65%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 5		127.60%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 6		0.00%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 7		4.59
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 8		0.71%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 1	208.00%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 2	0.00%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 3	2.75
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 4	0.57%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 5	99.80%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 6	0.00%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 7	3.59
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 8	0.65%